Revenues (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement [Line Items]
Revenue	$ 73	$ 144	$ 273
Customer A [Member]
Statement [Line Items]
Revenue		85	85
Customer B [Member]
Statement [Line Items]
Revenue			30
Customer C [Member]
Statement [Line Items]
Revenue	26	6	40
Customer D [Member]
Statement [Line Items]
Revenue			27
Customer E [Member]
Statement [Line Items]
Revenue	24
Customer F [Member]
Statement [Line Items]
Revenue	$ 9